Earnings Per Share (Tables)	6 Months Ended
Dec. 31, 2024
Earnings per share [abstract]
Schedule of earnings per share

	Six Months Ended December 31
	2024 £’000	2023 £’000
Profit for the year, attributable to equity holders of the Company	9,098	20,713

	Six Months Ended December 31
	2023	2022
Weighted average number of shares outstanding	59,269,752	58,101,072
Earnings per share - basic (£)	0.15	0.36

	Six Months Ended December 31
	2023 £’000	2022 £’000
Profit for the year, attributable to equity holders of the Company	9,098	20,713

	Six Months Ended December 31
	2023	2022
Weighted average number of shares outstanding	59,269,752	58,101,072
Diluted by options in issue and contingent shares	202,498	266,224
Weighted average number of shares outstanding (diluted)	59,472,250	58,367,296
Earnings per share - diluted (£)	0.15	0.35